INVENTORIES - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Roll-forward of estimated losses
Beginning	R$ (95,053)	R$ (105,989)
Additional allowance recognised in profit or loss, allowance account for credit losses	(83,705)	(65,085)
Reversal Allowance Account For Credit Losses Financial Assets	6,352	33,666
Utilisation Allowance Account For Credit Losses Financial Assets	74,472	42,355
Ending	R$ (97,934)	R$ (95,053)